Net Revenues - Discounts and Other Reductions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Discounts and other reductions in gross income
Gross sales	€ 8,389,387	€ 7,720,463	€ 6,234,277
Chargebacks	(1,525,210)	(1,402,218)	(1,101,896)
Cash discounts	(81,773)	(76,547)	(60,019)
Volume rebates	(59,000)	(66,280)	(49,043)
Medicare and Medicaid	(68,353)	(64,438)	(53,440)
Other discounts	(63,074)	(47,013)	(36,761)
Net sales	€ 6,591,977	€ 6,063,967	€ 4,933,118